Corporate information	12 Months Ended
Dec. 31, 2018
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Corporate information
1.	Corporate information

1.1	Incorporation

The consolidated financial statements of China Yuchai International Limited (the “Company”) and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2018 were authorized for issue in accordance with a resolution of the directors on April 22, 2019.

China Yuchai International Limited is a limited company incorporated under the laws of Bermuda on April 29, 1993 whose shares are publicly traded. The registered office of the Company is located at 2 Clarendon House, Church Street, Hamilton HM11, Bermuda. On March 7, 2008, the Company registered a branch office in Singapore, located at 16 Raffles Quay #26-00, Hong Leong Building, Singapore 048581. The principal operating office is located at 16 Raffles Quay #39-01A, Hong Leong Building, Singapore 048581.

1.2	Investment in Guangxi Yuchai Machinery Company Limited

The Company was established to acquire a controlling financial interest in Guangxi Yuchai Machinery Company Limited (“Yuchai”), a Sino-foreign joint stock company which manufactures, assembles and sells diesel engines in the People’s Republic of China (the “PRC”).

The Company owns, through six wholly-owned subsidiaries, 361,420,150 shares or 76.41% of the issued share capital of Yuchai. Guangxi Yuchai Machinery Group Company Limited (“State Holding Company”), a state-owned enterprise, owns 22.09% of the issued share capital of Yuchai.

As at December 31, 2018, Yuchai has nine direct and thirty-two indirectly owned subsidiaries, four joint ventures and one associate. Guangxi Yuchai Machinery Monopoly Development Co., Ltd. (“YMMC”) and Guangxi Yuchai Accessories Manufacturing Company Limited (“GYAMC”) are the two most significant subsidiaries of Yuchai. YMMC has twenty-eight wholly-owned subsidiaries (collectively “YMMC Group”) located at various provinces in the PRC. The principal business of YMMC Group are trading and distribution of components of diesel engines and automobiles. GYAMC has two wholly-owned subsidiary (collectively “GYAMC Group”). The principal business of GYAMC Group are sales and manufacturing of components of diesel engines. The detailed information of Yuchai’s significant subsidiaries, joint ventures and associates are disclosed in Notes 4, 5 and 6.

As used in this Consolidated Financial Statements, the term “Yuchai” refer to Guangxi Yuchai Machinery Company Limited and its subsidiaries.

1.3	Investment in HL Global Enterprises Limited

In February 2006, the Group acquired debt and equity securities interest in HL Global Enterprises Limited (“HLGE”) through the Group’s wholly-owned subsidiaries, Grace Star Limited (“Grace Star”) and Venture Lewis Limited (“Venture Lewis’). HLGE is a public company listed on the Main Board of the Singapore Exchange Securities Trading Limited (“Singapore Exchange”) and primarily engaged in investment holding, and through its group companies, invests in rental property, hospitality and property developments in Asia.

The Group shareholding has changed through various transactions, the Group’s equity interest in HLGE was 49.4% as at December 31, 2011.

On January 13, 2012, Grace Star transferred 24,189,170 Series B redeemable convertible preference shares (“RCPS”), representing 100% of remaining unconverted Series B RCPS, in the capital of HLGE (the “Trust Preference Shares”) to the Trustee pursuant to a trust deed entered into between HLGE and the Trustee. On January 16, 2012, the Trust Preference Shares were mandatorily converted into 24,189,170 new ordinary shares in the capital of HLGE (the “Trust Shares”) resulting in the Group’s shareholding interest in HLGE decreasing from 49.4% to 48.1%. On April 4, 2012, as a result of the conversion of all the outstanding Series A redeemable convertible preference shares held by Venture Delta Limited and Grace Star, into new ordinary shares in the capital of HLGE, Group’s shareholding interest in HLGE increased from 48.1% to 48.9%. The Trust Shares are accounted for as treasury shares by HLGE, issued by HLGE and held by the Trust, which is considered as part of HLGE. As a result, the Group’s shareholding interest in HLGE is stated as 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.

As of December 31, 2013, the Group’s interest in HLGE remained at 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.

In 2014, the Group purchased in the open market an aggregate of 465,000 ordinary shares in the capital of HLGE. As of December 31, 2014, the Group’s interest in HLGE increased from 50.1% to 50.2%, net of the ordinary shares held by the Trustee under the Trust.

In 2015, HLGE undertook a share consolidation exercise to consolidate every 10 ordinary shares in the capital of HLGE into one ordinary share. Upon completion of the share consolidation exercise, the Group held 47,107,707 ordinary shares of HLGE. As at December 31, 2015, Group’s interest in HLGE was 50.2%, net of the ordinary shares held by the Trustee under the Trust.

As of December 31, 2017 and 2018, the Group’s shareholding interest in HLGE remains at 50.2%, net of the ordinary shares held by the Trustee under the Trust.

The Group considers HLGE as a subsidiary as it has power to exercise effective control and direct the activities of HLGE that most significantly affect its economic performance and has the exposure or rights to receive benefits from HLGE from its involvement.